SHARE CAPITAL (Stock Options) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2012 $ / shares shares	Dec. 31, 2015 ₪ / shares shares	Dec. 31, 2014 $ / shares ₪ / shares shares	Dec. 31, 2013 $ / shares ₪ / shares shares	Dec. 31, 2012 $ / shares shares	Oct. 31, 2007 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares		₪ 1	₪ 1	₪ 1
Shares granted
Granted | $ / shares
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		10,142,433
Options available for future grants				0
Vesting period	24 months	3 years
Expiration period		4 years
Shares granted	100,000				12,500
Granted | $ / shares	$ 1.50				$ 1.50
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares						₪ 0.1